Kinetics Multi-Disciplinary Portfolio
Schedule of Investments
March 31, 2026 (Unaudited)

COLLATERALIZED LOAN OBLIGATIONS - 90.3%	Par	Value
Abry Liquid Credit CLO, Series 2025-1A, Class A2, 5.47% (3 mo. Term SOFR + 1.65%), 10/20/2038 (a)	$530,000	$530,509
Apex Credit CLO Ltd., Series 2021-1A, Class BR, 5.52% (3 mo. Term SOFR + 1.85%), 07/18/2034 (a)	800,000	799,682
ArrowMark Colorado Holdings LLC, Series 2013-1A, Class BR3, 5.57% (3 mo. Term SOFR + 1.90%), 07/25/2038 (a)	750,000	752,051
Atlantic Avenue Ltd., Series 2023-1A, Class BR, 5.47% (3 mo. Term SOFR + 1.80%), 01/15/2039 (a)	750,000	749,981
Atlas Senior Loan Fund Ltd., Series 2019-14A, Class BR, 5.88% (3 mo. Term SOFR + 2.21%), 07/20/2032 (a)	500,000	500,407
Battery Park CLO, Series 2022-1A, Class AR, 5.17% (3 mo. Term SOFR + 1.50%), 10/20/2037 (a)	500,000	500,702
Black Diamond CLO Ltd., Series 2022-1A, Class BR, 5.41% (3 mo. Term SOFR + 1.75%), 04/25/2039 (a)	750,000	747,653
BlueMountain CLO Ltd.
Series 2021-33A, Class BR, 5.37% (3 mo. Term SOFR + 1.70%), 10/20/2038 (a)	750,000	749,016
Series 2022-35A, Class BR, 5.52% (3 mo. Term SOFR + 1.85%), 10/22/2037 (a)	500,000	500,658
Brant Point CLO Ltd.
Series 2024-4A, Class B, 5.62% (3 mo. Term SOFR + 1.95%), 07/20/2037 (a)	1,000,000	1,001,234
Series 2024-6A, Class A2, 5.30% (3 mo. Term SOFR + 1.63%), 01/15/2038 (a)	500,000	499,989
CIFC Funding Ltd., Series 2021-6A, Class B, 5.58% (3 mo. Term SOFR + 1.91%), 10/15/2034 (a)	500,000	500,225
Eaton Vance Management, Series 2013-1A, Class BR4, 5.42% (3 mo. Term SOFR + 1.75%), 10/15/2038 (a)	750,000	749,529
Eldridge CLO Ltd., Series 2025-1A, Class B, 5.57% (3 mo. Term SOFR + 1.65%), 10/20/2038 (a)	500,000	499,277
Fort Washington CLO, Series 2019-1A, Class BR2, 5.57% (3 mo. Term SOFR + 1.90%), 10/20/2037 (a)	500,000	500,864
Halsey Point CLO Ltd., Series 2021-4A, Class B, 5.68% (3 mo. Term SOFR + 2.01%), 04/20/2034 (a)	475,000	475,342
Invesco CLO Ltd., Series 2022-3A, Class BR, 5.42% (3 mo. Term SOFR + 1.75%), 10/22/2037 (a)	250,000	249,847
Madison Park Funding Ltd., Series 2020-47A, Class BR, 5.62% (3 mo. Term SOFR + 1.95%), 04/19/2037 (a)	250,000	250,068
Man GLG US CLO, Series 2023-1A, Class A, 5.97% (3 mo. Term SOFR + 2.30%), 07/20/2035 (a)	500,000	500,178
Mountain View CLO Ltd., Series 2019-2A, Class B1R, 5.82% (3 mo. Term SOFR + 2.15%), 07/15/2037 (a)	450,000	450,421
Post CLO, Series 2023-1A, Class BR, 5.37% (3 mo. Term SOFR + 1.70%), 10/20/2038 (a)	500,000	499,356
Sandstone Peak Ltd., Series 2023-1A, Class BR, 5.42% (3 mo. Term SOFR + 1.75%), 07/20/2038 (a)	500,000	499,679
Sound Point CLO Ltd.
Series 2023-1A, Class A2R, 5.37% (3 mo. Term SOFR + 1.70%), 07/26/2038 (a)	600,000	600,747
Series 2025-1RA, Class A2, 5.31% (3 mo. Term SOFR + 1.65%), 02/20/2038 (a)	800,000	800,883
Venture CDO Ltd.
Series 2013-15A, Class BR3, 5.80% (3 mo. Term SOFR + 2.13%), 07/15/2032 (a)	250,000	250,108
Series 2022-45A, Class BR, 5.57% (3 mo. Term SOFR + 1.90%), 07/20/2035 (a)	625,000	625,558
Series 2022-46A, Class A2R, 5.37% (3 mo. Term SOFR + 1.70%), 10/20/2037 (a)	500,000	500,811
Voya CLO Ltd., Series 2019-4A, Class A2R, 5.28% (3 mo. Term SOFR + 1.61%), 01/15/2035 (a)	430,000	430,053
Wind River CLO Ltd., Series 2023-1A, Class BR, 5.47% (3 mo. Term SOFR + 1.80%), 07/25/2038 (a)	500,000	499,981
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $16,203,444)		16,214,809

TOTAL INVESTMENTS - 90.3% (Cost $16,203,444)		16,214,809
Money Market Deposit Account - 8.7% (b)		1,554,398
Other Assets in Excess of Liabilities - 1.0%		188,145
		$17,957,352

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

LLC - Limited Liability Company
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2026, the value of these securities total $16,214,809 or 90.3% of the Fund’s net assets.

(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2026 was 3.49%.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Kinetics Multi-Disciplinary Portfolio (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Collateralized Loan Obligations	$–	$16,214,809	$–	$16,214,809
Total Investments	$–	$16,214,809	$–	$16,214,809

Refer to the Schedule of Investments for further disaggregation of investment categories.